COMMON STOCK 331(Details Narrative) (USD $)	3 Months Ended			12 Months Ended				3 Months Ended	0 Months Ended												0 Months Ended			0 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Sep. 30, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2008	Mar. 31, 2014 Separation Agreement	Mar. 18, 2014 Securities Sold under Agreement	Mar. 17, 2014 Securities Sold under Agreement	Feb. 27, 2014 North Coast Advisors	Dec. 01, 2013 North Coast Advisors	Jun. 01, 2013 North Coast Advisors	Jul. 12, 2012 North Coast Advisors	Jun. 01, 2012 North Coast Advisors	Jan. 02, 2014 Separation Agreement	Sep. 20, 2013 Separation Agreement	Dec. 31, 2013 Vicis Capital Agmt	Mar. 31, 2014 Vicis Capital Amdt #1	Jan. 02, 2014 Vicis Capital Amdt #1	Mar. 18, 2014 Securities Sold under Agreement	Mar. 18, 2014 Three Officers	Mar. 31, 2014 Employee Bonus	Jan. 29, 2014 Cashless Exercise
Common Stock Shares Authorized	500,000,000			500,000,000	500,000,000
Common Stock Par Value Per Share	$ 0.001			$ 0.001	$ 0.001
Common Stock Shares Issued	23,168,337			14,773,496	14,232,496
Shares Issued										8,333,333	10,000	20,000	20,000	40,000		250,000	250,000						337,500	410,348
Shares Issued, per share value										$ 1.20		$ 1.50	$ 1.945	$ 1.12
Term of Agreement													P2Y		P2Y			12/30/13		3/31/14
Shares Issued, value	$ 23,168			$ 14,773	$ 14,232						$ 18,500						$ 505,000						$ 570,375
Deferred stock compensation	(454,409)			(233,942)	0												(174,808)						285,188
Stock-based compensation	421,577	0		411,412	285,605			58,270
Debt Instrument	9,000,000																	9,000,000
Debt redemption, amount																			0	6,000,000
Shares Issued, proceeds										10,000,000
Commissions										970,000
Common Stock Warrants Issued						3,000,000			804,139												804,139	200,000
Common Stock Warrants Exercise Price			3.00			3.00	2.00		1.20												1.20
Common Stock Warrants Expiration			7 years			7 years	7 years		5 years												5 years
Common stock issued for equity issuance costs	$ 378,000	$ 0																				$ 378,000
Warrants exercised, number of shares	0			0	0																			(500,000)